10. Subsequent Event	12 Months Ended
Dec. 31, 2014
Notes
10. Subsequent Event

10.   SUBSEQUENT EVENT

Management has evaluated subsequent events according to the requirements of ASC TOPIC 855 and has determined that there are the following subsequent events:

On January 30, 2015, the Company entered into a securities purchase agreement, providing for the sale by the Company of a 10% unsecured Convertible Note in the aggregate principal amount of $500,000, to be advanced in amounts at the lender’s discretion. Upon execution of the securities purchase agreement, the Company received an advance in the amount of $50,000.

On February 25, 2015, the Company issued 325,525 shares of common stock upon the partial conversion of a note payable.